AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 47.6%
United States – 47.6%
U.S. Treasury Inflation Index
0.375%, 07/15/2025 (TIPS)	U.S.$	61,501	$60,155,850
0.375%, 01/15/2027 (TIPS)		7,150	6,819,988
0.50%, 01/15/2028 (TIPS)		19,288	18,236,571

Total Inflation-Linked Securities (cost $87,267,357)			85,212,409

GOVERNMENTS - TREASURIES – 17.9%
Japan – 17.9%

Japan Treasury Discount Bill Series 1212 Zero Coupon, 05/20/2024 (cost $31,933,760)	JPY	4,807,000	32,072,425

	Shares

INVESTMENT COMPANIES – 13.7%
Funds and Investment Trusts – 13.7%(a)
Altaba, Inc.(b) (c) (d)		1,120	0
iShares MSCI Emerging Markets ex China ETF(e)		16,490	920,802
VanEck JPMorgan EM Local Currency Bond ETF - Class E		98,020	2,429,916
Vanguard S&P 500 ETF		45,420	21,207,960

Total Investment Companies (cost $24,115,925)			24,558,678

COMMON STOCKS – 9.2%
Financials – 1.7%
Banks – 0.5%
ABN AMRO Bank NV		1,125	18,111
Banco Bilbao Vizcaya Argentaria SA		3,189	31,808
Banco de Sabadell SA		16,277	21,169
Banco Santander SA		3,967	16,532
Bank of Ireland Group PLC		2,334	20,383
Bankinter SA		3,395	21,612
Barclays PLC		10,110	21,130
BNP Paribas SA		331	19,867
CaixaBank SA		8,772	39,682
Commerzbank AG		2,045	23,673
Credit Agricole SA		1,641	22,257
Danske Bank A/S		858	25,242
DNB Bank ASA		1,818	36,403
Erste Group Bank AG		821	32,826
HSBC Holdings PLC		5,317	41,386
ING Groep NV		1,574	21,661
Intesa Sanpaolo SpA		18,206	57,975
KBC Group NV		411	28,952
Lloyds Banking Group PLC		36,308	21,468
NatWest Group PLC		6,427	19,433
Nedbank Group Ltd.		441	5,045
Nordea Bank Abp (Helsinki)		88	1,071
Nordea Bank Abp (Stockholm)		3,090	37,616
Raiffeisen Bank International AG		1,044	21,747
Skandinaviska Enskilda Banken AB - Class A		3,315	49,303
Societe Generale SA		422	10,249
Standard Chartered PLC		2,940	24,858

Company	Shares	U.S. $ Value

Svenska Handelsbanken AB - Class A	2,923	$34,959
Swedbank AB - Class A	1,696	37,300
UniCredit SpA	1,079	36,141

		799,859

Capital Markets – 0.4%
3i Group PLC	4,463	139,438
abrdn PLC	11,793	23,484
Deutsche Bank AG (REG)	1,113	14,906
Deutsche Boerse AG	355	74,318
Hargreaves Lansdown PLC	1,868	17,216
Investec PLC	4,737	29,649
Julius Baer Group Ltd.	634	33,963
London Stock Exchange Group PLC	1,249	140,279
Ninety One PLC	3,019	6,250
Partners Group Holding AG	68	97,775
Quilter PLC(f)	2,789	3,412
Schroders PLC	5,552	27,672
St. James’s Place PLC	2,130	13,562
UBS Group AG (REG)	1,888	53,906

		675,830

Consumer Finance – 0.0%
Vanquis Banking Group PLC	1,368	2,093

Financial Services – 0.2%
Edenred SE	463	22,911
Eurazeo SE	635	53,721
EXOR NV(b) (c)	480	51,775
Groupe Bruxelles Lambert NV	600	45,125
Industrivarden AB - Class A	44	1,502
Industrivarden AB - Class C	1,828	62,230
Investor AB - Class B	3,608	90,775
Jackson Financial, Inc. - Class A	38	988
Kinnevik AB - Class B(d)	1,368	14,506
L E Lundbergforetagen AB - Class B	856	46,561
M&G PLC	1,555	4,421
Wendel SE	294	28,786
Worldline SA/France(d)	725	8,346

		431,647

Insurance – 0.6%
Admiral Group PLC	1,243	41,940
Aegon Ltd.	4,545	27,316
Ageas SA/NV	832	35,360
Allianz SE (REG)	222	60,973
Assicurazioni Generali SpA	1,915	45,422
Aviva PLC	3,940	22,254
Baloise Holding AG (REG)	288	46,469
Direct Line Insurance Group PLC(d)	8,791	22,443
Gjensidige Forsikring ASA	2,409	38,058
Hannover Rueck SE	383	98,319
Legal & General Group PLC	13,473	41,309
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,361
Mandatum Oyj(d)	886	3,892
Mapfre SA	8,898	18,889

Company	Shares	U.S. $ Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	$98,701
NN Group NV	985	43,958
Old Mutual Ltd.	9,763	6,104
Poste Italiane SpA	5,111	59,949
Prudential PLC	1,555	15,321
Sampo Oyj - Class A	886	39,646
SCOR SE	791	24,137
Swiss Life Holding AG (REG)	132	95,950
Swiss Re AG	469	56,606
Tryg A/S	4,038	85,873
UnipolSai Assicurazioni SpA	12,165	35,015
Zurich Insurance Group AG	154	81,933

		1,149,198

		3,058,627

Health Care – 1.1%
Biotechnology – 0.1%
Genmab A/S(d)	279	77,512
Grifols SA(d)	2,271	18,704
Idorsia Ltd.(d)	213	533

		96,749

Health Care Equipment & Supplies – 0.3%
Alcon, Inc.	184	15,689
Arjo AB - Class B	2,759	13,063
Coloplast A/S - Class B	742	98,562
Demant A/S(d)	2,432	121,933
EssilorLuxottica SA	493	104,681
Getinge AB - Class B	2,759	54,676
Koninklijke Philips NV	509	10,255
Smith & Nephew PLC	4,175	55,080
Sonova Holding AG (REG)	435	134,174

		608,113

Health Care Providers & Services – 0.0%
Fresenius Medical Care AG	755	28,956
Fresenius SE & Co. KGaA	693	19,408

		48,364

Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	1,160	69,325
Lonza Group AG (REG)	278	145,104
QIAGEN NV(d)	1,475	63,065

		277,494

Pharmaceuticals – 0.5%
AstraZeneca PLC	729	91,893
Bayer AG (REG)	526	15,893
Euroapi SA(d)	26	108
GSK PLC	2,919	61,061
Hikma Pharmaceuticals PLC	2,641	65,541
Merck KGaA	536	91,199
Novartis AG (REG)	923	93,128
Novo Nordisk A/S - Class B	2,568	306,531
Orion Oyj - Class B	948	37,271

Company	Shares	U.S. $ Value

Roche Holding AG (Genusschein)	268	$70,071
Sandoz Group AG(d)	184	5,692
Sanofi SA	604	57,570
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(e)	1,184	17,275
UCB SA	558	64,382

		977,615

		2,008,335

Industrials – 1.1%
Aerospace & Defense – 0.1%
Airbus SE	181	29,948
Babcock International Group PLC	1,434	8,895
BAE Systems PLC	2,639	41,424
Dassault Aviation SA	110	21,746
Leonardo SpA	684	14,624
Melrose Industries PLC	2,943	23,635
Rolls-Royce Holdings PLC(d)	5,507	25,703
Safran SA	174	36,486
Thales SA	192	28,476

		230,937

Air Freight & Logistics – 0.1%
Deutsche Post AG (REG)	500	23,217
DSV A/S	295	47,333
International Distributions Services PLC(d)	3,581	10,948

		81,498

Building Products – 0.0%
Assa Abloy AB - Class B	848	24,206
Cie de Saint-Gobain SA	254	19,581
Geberit AG (REG)	50	29,069

		72,856

Commercial Services & Supplies – 0.0%
G4S PLC(b) (c) (d)	3,969	12,275
ISS A/S	413	7,427
Pluxee NV(d)	224	6,400
Securitas AB - Class B	2,207	23,739
Societe BIC SA	160	11,560

		61,401

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	601	24,715
Bouygues SA	319	12,615
Eiffage SA	192	20,908
Epiroc AB - Class A	436	7,914
Epiroc AB - Class B	520	8,581
Ferrovial SE	1,093	41,042
HOCHTIEF AG	79	9,373
Orascom Construction PLC	173	755
Skanska AB - Class B	763	14,081
Vinci SA	175	22,425

		162,409

Company	Shares	U.S. $ Value

Electrical Equipment – 0.1%
ABB Ltd. (REG)	788	$36,360
Accelleron Industries AG	39	1,316
Legrand SA	296	29,979
Prysmian SpA	537	26,800
Schneider Electric SE	198	45,004
Siemens Energy AG(d)	59	906
Vestas Wind Systems A/S(d)	760	21,180

		161,545

Industrial Conglomerates – 0.0%
DCC PLC	173	12,296
Siemens AG (REG)	118	23,360
Smiths Group PLC	1,381	28,116

		63,772

Machinery – 0.2%
Alfa Laval AB	849	31,966
Alstom SA	671	8,968
ANDRITZ AG	354	22,274
Atlas Copco AB - Class A	1,744	30,297
Atlas Copco AB - Class B	2,080	31,140
CNH Industrial NV	1,193	14,024
Daimler Truck Holding AG	174	7,109
Electrolux Professional AB - Class B	748	4,761
GEA Group AG	378	15,247
Husqvarna AB - Class B	2,521	19,471
IMI PLC	1,187	26,054
Iveco Group NV(d)	238	2,932
Kone Oyj - Class B	326	15,962
Metso Oyj	1,685	18,024
Sandvik AB	907	20,423
Schindler Holding AG	78	20,551
Schindler Holding AG (REG)	81	20,600
SKF AB - Class B	706	15,421
Valmet Oyj	128	3,355
Volvo AB - Class B	910	25,074
Wartsila OYJ Abp	732	11,332
Weir Group PLC (The)	503	11,667

		376,652

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	10	13,584
AP Moller - Maersk A/S - Class B	9	12,772
Kuehne + Nagel International AG (REG)	139	46,799

		73,155

Passenger Airlines – 0.0%
Deutsche Lufthansa AG (REG)(d)	1,312	10,203
easyJet PLC	1,301	8,964
International Consolidated Airlines Group SA - Class DI(d)	4,711	8,829

		27,996

Professional Services – 0.2%
Adecco Group AG (REG)	233	9,340
Bureau Veritas SA	963	27,981

Company	Shares	U.S. $ Value

Capita PLC(d)	1,612	$413
Experian PLC	1,125	48,179
Intertek Group PLC	254	14,868
Randstad NV	258	14,230
RELX PLC (Amsterdam)	1,139	49,875
RELX PLC (London)	1,122	49,148
SGS SA (REG)	250	24,005
Wolters Kluwer NV	490	77,381

		315,420

Trading Companies & Distributors – 0.1%
AerCap Holdings NV(d)	317	24,466
Ashtead Group PLC	560	40,278
Brenntag SE	322	29,400
Bunzl PLC	677	26,985
Ferguson PLC	296	61,732
Rexel SA	970	24,901
Travis Perkins PLC	697	6,511

		214,273

Transportation Infrastructure – 0.1%
Aena SME SA	131	24,889
Aeroports de Paris SA	132	17,969
Fraport AG Frankfurt Airport Services Worldwide(d)	264	14,693
Getlink SE	1,705	29,110

		86,661

		1,928,575

Consumer Staples – 0.9%
Beverages – 0.2%
Anheuser-Busch InBev SA/NV	336	20,308
Carlsberg AS - Class B	434	60,623
Coca-Cola Europacific Partners PLC	1,012	69,701
Coca-Cola HBC AG - Class DI	1,304	40,650
Diageo PLC	1,525	57,135
Heineken Holding NV	450	34,759
Heineken NV	502	46,380
Pernod Ricard SA	347	57,995
Remy Cointreau SA	337	35,710

		423,261

Consumer Staples Distribution & Retail – 0.1%
Carrefour SA	1,249	20,985
Casino Guichard Perrachon SA(d)	448	220
Colruyt Group NV	915	43,953
Distribuidora Internacional de Alimentacion SA(d)	54,700	757
J Sainsbury PLC	10,711	33,813
Jeronimo Martins SGPS SA	2,095	50,166
Koninklijke Ahold Delhaize NV	1,925	57,330
Marks & Spencer Group PLC	4,897	14,677
METRO AG	963	5,375
Tesco PLC	11,257	39,704

		266,980

Food Products – 0.3%
Aryzta AG(d)	6,292	11,126

Company	Shares	U.S. $ Value

Associated British Foods PLC	933	$26,848
Barry Callebaut AG (REG)	33	46,360
Chocoladefabriken Lindt & Spruengli AG	9	110,138
Chocoladefabriken Lindt & Spruengli AG (REG)	1	120,212
Danone SA	580	37,011
Kerry Group PLC - Class A	503	44,169
Mowi ASA	1,945	37,564
Nestle SA (REG)	608	63,060
Orkla ASA	3,826	27,428
Tate & Lyle PLC	4,015	30,434

		554,350

Household Products – 0.1%
Essity AB - Class B	1,288	30,031
Henkel AG & Co. KGaA	338	22,804
Henkel AG & Co. KGaA (Preference Shares)	356	26,783
ICA Gruppen AB(c) (d)	1,334	0
Reckitt Benckiser Group PLC	499	31,528

		111,146

Personal Care Products – 0.2%
Beiersdorf AG	471	67,514
Haleon PLC	3,649	15,308
L’Oreal SA	228	108,908
Unilever PLC (Amsterdam)	860	42,096
Unilever PLC (London)	811	39,605

		273,431

Tobacco – 0.0%
British American Tobacco PLC	579	17,203
Imperial Brands PLC	987	21,262

		38,465

		1,667,633

Consumer Discretionary – 0.9%
Automobile Components – 0.0%
Cie Generale des Etablissements Michelin SCA	796	29,457
Continental AG	107	8,583
Dowlais Group PLC	2,943	3,384
Forvia SE (Milan)(d)	27	390
Forvia SE (Paris)(d)	35	499
Nokian Renkaat Oyj	578	5,279
Schaeffler AG (Preference Shares)	1,288	9,376
Valeo SE	282	3,255
Vitesco Technologies Group AG - Class A(d)	21	1,694

		61,917

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	29,809
Bayerische Motoren Werke AG (Preference Shares)	288	31,575
Ferrari NV	303	127,885
Mercedes-Benz Group AG	349	27,810
Porsche Automobil Holding SE (Preference Shares)	377	20,154
Renault SA	203	8,476

Company	Shares	U.S. $ Value

Stellantis NV (France)	1,735	$45,366
Stellantis NV (Milan)	1,290	33,746
Volkswagen AG	151	23,765
Volkswagen AG (Preference Shares)	138	18,740

		367,326

Broadline Retail – 0.0%
Cie Financiere Richemont SA (REG)	285	45,366
Next PLC	400	42,055

		87,421

Diversified Consumer Services – 0.0%
Pearson PLC	1,740	21,152

Hotels, Restaurants & Leisure – 0.2%
Accor SA	515	22,371
Amadeus IT Group SA	787	46,558
Carnival PLC(d)	409	5,830
Compass Group PLC	1,758	48,237
Flutter Entertainment PLC - Class DI(d)	226	48,937
InterContinental Hotels Group PLC	470	49,911
Sodexo SA	224	17,855
TUI AG(d)	1,650	11,534
Whitbread PLC	756	31,578

		282,811

Household Durables – 0.1%
Barratt Developments PLC	2,559	15,098
Berkeley Group Holdings PLC	507	29,788
Electrolux AB - Class B(d)	748	6,410
Persimmon PLC	763	13,149
SEB SA	178	21,094
Taylor Wimpey PLC	9,372	16,333

		101,872

Leisure Products – 0.0%
Viaplay Group AB - Class B(d)	65	7

Specialty Retail – 0.1%
Avolta AG (REG)(d)	127	4,967
CECONOMY AG(d)	963	2,083
Currys PLC(d)	4,868	4,072
H & M Hennes & Mauritz AB - Class B	936	12,710
Industria de Diseno Textil SA	757	33,677
Kingfisher PLC	6,282	18,630
Wickes Group PLC	782	1,574
Zalando SE(d)	758	16,042

		93,755

Textiles, Apparel & Luxury Goods – 0.3%
adidas AG	138	27,914
Burberry Group PLC	981	15,928
Christian Dior SE	102	88,301
Hermes International SCA	67	167,657
HUGO BOSS AG	261	17,772
Kering SA	75	34,547
LVMH Moet Hennessy Louis Vuitton SE	90	82,146

Company	Shares	U.S. $ Value

Pandora A/S	240	$38,813
Puma SE	60	2,759
Swatch Group AG (The)	56	13,221
Swatch Group AG (The) (REG)	301	13,751

		502,809

		1,519,070

Materials – 0.8%
Chemicals – 0.5%
Air Liquide SA	491	99,797
Akzo Nobel NV	408	29,739
Arkema SA	294	30,474
BASF SE	444	22,616
Covestro AG(d)	458	24,928
Croda International PLC	632	38,101
DSM BV(b) (c) (d)	642	63,469
EMS-Chemie Holding AG (REG)	47	32,798
Evonik Industries AG	1,232	22,742
FUCHS SE (Preference Shares)	915	38,986
Givaudan SA (REG)	25	104,898
Johnson Matthey PLC	1,127	21,968
K+S AG (REG)	1,009	14,085
LANXESS AG	442	11,172
Novozymes A/S - Class B	1,277	72,033
Sika AG (REG)	360	104,118
Solvay SA	330	8,414
Syensqo SA(d)	330	29,464
Symrise AG	710	72,656
Umicore SA	1,130	23,648
Yara International ASA	866	26,949

		893,055

Construction Materials – 0.1%
CRH PLC (London)	1,075	89,537
Heidelberg Materials AG	356	34,567
Holcim AG	595	48,564
Imerys SA	563	17,821

		190,489

Metals & Mining – 0.1%
Alleima AB	181	1,190
Anglo American PLC	1,415	30,489
Antofagasta PLC	2,036	46,778
ArcelorMittal SA	987	25,746
BHP Group Ltd. - Class DI	1,449	41,590
Boliden AB	977	24,761
Fresnillo PLC	1,276	7,343
Glencore PLC	5,705	27,122
Norsk Hydro ASA	4,362	22,389
Rio Tinto PLC	669	42,917
thyssenkrupp AG	1,007	5,150
voestalpine AG	636	17,375

		292,850

Paper & Forest Products – 0.1%
Mondi PLC	1,717	30,527
Stora Enso Oyj - Class R	2,477	31,318

Company	Shares	U.S. $ Value

Svenska Cellulosa AB SCA - Class B	1,288	$18,236
UPM-Kymmene Oyj	1,348	45,117

		125,198

		1,501,592

Utilities – 0.8%
Electric Utilities – 0.3%
EDP - Energias de Portugal SA	19,584	77,992
Endesa SA	3,408	61,379
Enel SpA	10,639	67,697
Fortum Oyj	4,004	50,042
Iberdrola SA	9,470	108,764
Orsted AS	1,497	83,835
Redeia Corp. SA	3,748	59,632
SSE PLC	3,489	71,707
Terna - Rete Elettrica Nazionale	13,636	106,824

		687,872

Gas Utilities – 0.1%
Enagas SA	3,496	50,493
Naturgy Energy Group SA	2,625	62,150
Snam SpA	22,765	106,346

		218,989

Independent Power and Renewable Electricity Producers – 0.1%
Orron Energy AB(d)	2,787	1,812
RWE AG	2,734	91,582

		93,394

Multi-Utilities – 0.2%
Centrica PLC	23,244	36,983
E.ON SE	6,694	85,478
Engie SA	3,398	54,525
National Grid PLC	4,604	60,243
Veolia Environnement SA	3,120	96,715

		333,944

Water Utilities – 0.1%
Severn Trent PLC	2,353	74,253
United Utilities Group PLC	6,181	80,006

		154,259

		1,488,458

Energy – 0.6%
Energy Equipment & Services – 0.0%
Petrofac Ltd.(d)	6,919	2,306
Saipem SpA(d)	1,728	3,140
Tenaris SA	3,797	67,441

		72,887

Oil, Gas & Consumable Fuels – 0.6%
Aker BP ASA	2,650	64,325
BP PLC	13,599	79,011
Eni SpA	4,936	76,007
Equinor ASA	4,590	113,092

Company	Shares	U.S. $ Value

Galp Energia SGPS SA	4,711	$74,131
Koninklijke Vopak NV	1,705	63,410
Neste Oyj	4,680	128,289
OMV AG	1,553	68,434
Shell PLC	6,226	192,569
Thungela Resources Ltd.	141	761
TotalEnergies SE	1,632	104,022
Woodside Energy Group Ltd.	261	5,136

		969,187

		1,042,074

Information Technology – 0.6%
Communications Equipment – 0.0%
Nokia Oyj	5,115	18,031
Telefonaktiebolaget LM Ericsson - Class B	4,594	24,945

		42,976

Electronic Equipment, Instruments & Components – 0.0%
Hexagon AB - Class B	5,852	68,647

IT Services – 0.1%
Atos SE(d)	247	614
Capgemini SE	360	87,568

		88,182

Semiconductors & Semiconductor Equipment – 0.3%
ASML Holding NV	269	255,281
Infineon Technologies AG	1,599	57,413
NXP Semiconductors NV	516	128,861
STMicroelectronics NV	1,365	61,981

		503,536

Software – 0.2%
Dassault Systemes SE	3,230	151,361
Sage Group PLC (The)	5,404	85,127
SAP SE	466	87,326

		323,814

		1,027,155

Communication Services – 0.5%
Diversified Telecommunication Services – 0.3%
Altice USA, Inc. - Class A(d)	713	2,118
BT Group PLC	7,665	10,118
Deutsche Telekom AG (REG)	2,256	53,623
Elisa Oyj	1,116	50,262
Eutelsat Communications SACA(d)	1,132	4,209
Koninklijke KPN NV	12,242	44,750
Orange SA	2,176	24,943
Proximus SADP	1,770	14,816
Swisscom AG (REG)	114	65,160
Telecom Italia SpA/Milano(d)	31,583	9,495
Telecom Italia SpA/Milano (Savings Shares)(d)	39,625	12,342
Telefonica Deutschland Holding AG	7,772	19,750
Telefonica SA	3,993	16,382
Telenet Group Holding NV(b) (c)	522	11,848

Company	Shares	U.S. $ Value

Telenor ASA	2,325	$25,436
Telia Co. AB	12,753	30,354
TELUS Corp.(d)	1,101	19,202
United Internet AG (REG)	623	15,083

		429,891

Entertainment – 0.0%
Bollore SE	3,319	22,761
Modern Times Group MTG AB - Class B(d)	90	649
Universal Music Group NV	1,098	33,149

		56,559

Interactive Media & Services – 0.0%
Adevinta ASA(d)	2,027	21,642
Auto Trader Group PLC	4,579	42,877

		64,519

Media – 0.1%
ITV PLC	7,799	5,518
JCDecaux SE(d)	889	18,363
Lagardere SA	819	18,166
ProSiebenSat.1 Media SE	638	4,186
Publicis Groupe SA	351	37,138
RTL Group SA	319	11,778
Schibsted ASA - Class A	973	29,092
Schibsted ASA - Class B	1,054	29,294
SES SA	1,380	8,937
Vivendi SE	1,098	12,270
WPP PLC	1,472	13,169

		187,911

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA (SDR)(d)	591	11,028
Tele2 AB - Class B	4,849	40,670
Vodafone Group PLC	17,886	15,711

		67,409

		806,289

Real Estate – 0.2%
Diversified REITs – 0.1%
British Land Co. PLC (The)	5,156	22,687
Covivio SA/France	424	19,038
ICADE	547	16,343
Land Securities Group PLC	3,092	24,224

		82,292

Industrial REITs – 0.0%
Segro PLC	5,086	54,397

Office REITs – 0.0%
Gecina SA	296	28,591

Real Estate Management & Development – 0.1%
Deutsche Wohnen SE	1,099	22,687
Swiss Prime Site AG (REG)	732	69,958
Unibail-Rodamco-Westfield(d)	156	11,407

Company	Shares		U.S. $ Value

Vonovia SE		1,666	$46,497

			150,549

Retail REITs – 0.0%
Hammerson PLC		28,225	9,085
Klepierre SA		1,062	26,979

			36,064

			351,893

Total Common Stocks (cost $12,813,143)			16,399,701

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,173,157)	U.S.$	1,174	1,148,465

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.0%
Options on Equities Indices – 0.0%
S&P 500 Index Expiration: Mar 2024; Contracts: 31; Exercise Price: USD 4,625.00; Counterparty: Morgan Stanley & Co., Inc.(m) (premium paid $155,373)	USD	14,337,500	5,658

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(c) (d) (cost $0)		53	0

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(a) (g) (h) (cost $7,211,910)		7,211,910	7,211,910

Total Investments Before Security Lending Collateral for Securities Loaned – 93.1% (cost $164,670,625)			166,609,246

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(a) (g) (h) (cost $91,398)	91,398	$91,398

Total Investments – 93.2% (cost $164,762,023)(i)		166,700,644
Other assets less liabilities – 6.8%		12,183,544

Net Assets – 100.0%		$178,884,188

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	93	June 2024	$7,623,513	$11,035
10 Yr Canadian Bond Futures	89	June 2024	7,860,907	20,186
Brent Crude Futures	19	March 2024	1,556,290	72,244
Coffee Robusta Futures	5	May 2024	154,750	(1,983)
Coffee ‘C’ Futures	7	May 2024	483,919	44,761
Copper Futures	12	May 2024	1,154,100	22,169
Corn Futures	40	May 2024	859,000	(117,744)
Cotton No.2 Futures	8	May 2024	398,280	65,599
E-Mini Russell 1000 Futures	62	March 2024	5,230,320	349,552
E-Mini Russell 2000 Futures	4	March 2024	411,460	31,869
Euro-Bund Futures	42	March 2024	6,021,458	(67,682)
Euro-OAT Futures	17	March 2024	2,346,124	(24,427)
FTSE 100 Index Futures	18	March 2024	1,732,847	6,368
Gasoline RBOB Futures	4	April 2024	431,945	3,426
Gold 100 OZ Futures	19	April 2024	3,903,930	8,881
Hang Seng Index Futures	8	March 2024	840,513	(14,857)
KC HRW Wheat Futures	9	May 2024	264,263	(33,027)
Lean Hogs Futures	12	April 2024	415,800	18,608
Live Cattle Futures	8	April 2024	593,120	9,270
LME Lead Futures	5	March 2024	259,000	4,017
LME Nickel Futures	5	March 2024	531,585	50,281
LME Primary Aluminum Futures	28	March 2024	1,538,054	(52,775)
LME Zinc Futures	12	March 2024	717,975	(43,009)
Long Gilt Futures	152	June 2024	18,820,482	59,311
Low SU Gasoil Futures	7	May 2024	553,000	1,524
MSCI Emerging Markets Futures	139	March 2024	7,066,760	228,418
MSCI Singapore IX ETS Futures	29	March 2024	606,704	(8,882)
NASDAQ 100 E-Mini Futures	6	March 2024	2,169,930	220,405
Natural Gas Futures	39	April 2024	783,120	85,824
NY Harbor ULSD Futures	3	April 2024	327,020	(11,451)
OMXS 30 Index Futures	3	March 2024	71,105	2,720
S&P 500 E-Mini Futures	106	March 2024	27,049,875	1,813,912
S&P Mid 400 E-Mini Futures	1	March 2024	289,260	22,288
S&P/TSX 60 Index Futures	11	March 2024	2,092,120	23,586
Silver Futures	8	May 2024	915,400	(12,421)
Soybean Futures	17	May 2024	969,637	(171,252)
Soybean Meal Futures	19	May 2024	625,480	(109,591)
Soybean Oil Futures	19	May 2024	515,394	(48,394)
SPI 200 Futures	15	March 2024	1,867,124	67,005
Sugar 11 (World) Futures	24	April 2024	583,027	(123,782)
TOPIX Index Futures	33	March 2024	5,901,347	711,115
U.S. T-Note 5 Yr (CBT) Futures	161	June 2024	17,211,906	38,810

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	357	June 2024	$39,426,187	$5,068
Wheat (CBT) Futures	16	May 2024	461,000	(24,169)
WTI Crude Futures	21	April 2024	1,626,450	11,286
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	March 2024	8,780,283	(9,711)
Bloomberg Commodity Index	189	March 2024	1,827,630	(1,599)
Euro STOXX 50 Index Futures	49	March 2024	2,591,822	(88,384)
LME Lead Futures	2	March 2024	103,600	801
LME Nickel Futures	2	March 2024	212,634	(18,385)
LME Primary Aluminum Futures	13	March 2024	714,097	2,977
LME Zinc Futures	6	March 2024	358,987	18,117
S&P/TSX 60 Index Futures	5	March 2024	950,963	(43,321)
TOPIX Index Futures	3	March 2024	536,486	(60,547)

				$2,944,040

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	2,551	USD	518	03/04/2024	$4,436
Bank of America, NA	BRL	29,831	USD	5,992	03/04/2024	(9,271)
Bank of America, NA	USD	6,502	BRL	32,382	03/04/2024	11,976
Bank of America, NA	NZD	3,089	USD	1,917	03/07/2024	36,191
Bank of America, NA	USD	842	NZD	1,373	03/07/2024	(6,175)
Bank of America, NA	JPY	581,689	USD	4,033	03/08/2024	150,608
Bank of America, NA	INR	117,297	USD	1,409	03/14/2024	(5,227)
Bank of America, NA	USD	2,346	EUR	2,175	03/14/2024	5,193
Bank of America, NA	USD	754	EUR	693	03/14/2024	(4,715)
Bank of America, NA	USD	1,734	INR	144,908	03/14/2024	13,478
Bank of America, NA	CAD	10,015	USD	7,476	03/15/2024	95,424
Bank of America, NA	CLP	274,101	USD	278	03/15/2024	(5,493)
Bank of America, NA	COP	6,493,568	USD	1,637	03/15/2024	(14,185)
Bank of America, NA	PEN	4,779	USD	1,285	03/15/2024	22,025
Bank of America, NA	USD	6,011	CAD	8,060	03/15/2024	(70,206)
Bank of America, NA	BRL	11,862	USD	2,377	04/02/2024	(2,354)
Bank of America, NA	USD	2,041	BRL	10,189	04/02/2024	2,022
Bank of America, NA	KRW	1,148,555	USD	875	04/18/2024	12,588
Bank of America, NA	USD	932	AUD	1,422	04/18/2024	(6,908)
Bank of America, NA	USD	2,740	KRW	3,601,571	04/18/2024	(36,146)
Bank of America, NA	GBP	855	USD	1,090	04/19/2024	10,618
Bank of America, NA	USD	645	ZAR	12,522	04/19/2024	5,499
Bank of America, NA	PHP	10,921	USD	195	04/25/2024	683
Bank of America, NA	USD	1,441	IDR	22,741,468	04/25/2024	4,219
Bank of America, NA	USD	1,095	PHP	61,591	04/25/2024	1,045
Bank of America, NA	USD	1,052	PHP	59,044	04/25/2024	(1,510)
Bank of America, NA	NOK	60,791	USD	5,750	04/30/2024	19,083
Bank of America, NA	USD	8,094	NOK	85,461	04/30/2024	(36,893)
Bank of America, NA	CHF	3,822	USD	4,374	05/08/2024	21,950
Bank of America, NA	TWD	4,187	USD	135	05/24/2024	1,938
Bank of America, NA	USD	855	TWD	26,757	05/24/2024	(5,156)
Bank of New York Mellon Corp. (The)	CAD	1,802	USD	1,349	03/15/2024	20,352
Barclays Bank PLC	BRL	1,569	USD	315	03/04/2024	(773)
Barclays Bank PLC	USD	315	BRL	1,569	03/04/2024	300
Barclays Bank PLC	CNH	42,991	USD	6,020	03/07/2024	53,296
Barclays Bank PLC	USD	810	NZD	1,334	03/07/2024	2,114
Barclays Bank PLC	USD	576	NZD	940	03/07/2024	(3,249)
Barclays Bank PLC	JPY	89,229	USD	595	03/08/2024	(390)
Barclays Bank PLC	USD	637	JPY	95,654	03/08/2024	1,179
Barclays Bank PLC	USD	1,507	JPY	218,216	03/08/2024	(50,508)
Barclays Bank PLC	MYR	21,071	USD	4,546	03/11/2024	109,002

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	MYR	13,678	USD	2,860	03/11/2024	$(20,009)
Barclays Bank PLC	USD	2,631	MYR	12,532	03/11/2024	7,954
Barclays Bank PLC	USD	4,033	MYR	19,018	03/11/2024	(28,630)
Barclays Bank PLC	EUR	4,652	USD	5,014	03/14/2024	(15,710)
Barclays Bank PLC	INR	269,716	USD	3,226	03/14/2024	(26,046)
Barclays Bank PLC	USD	2,899	EUR	2,645	03/14/2024	(38,664)
Barclays Bank PLC	USD	2,563	INR	213,674	03/14/2024	13,191
Barclays Bank PLC	CLP	101,576	USD	110	03/15/2024	5,016
Barclays Bank PLC	MXN	36,565	USD	2,113	03/15/2024	(28,086)
Barclays Bank PLC	PEN	1,472	USD	396	03/15/2024	7,287
Barclays Bank PLC	PEN	847	USD	219	03/15/2024	(5,340)
Barclays Bank PLC	USD	4,031	CAD	5,424	03/15/2024	(33,657)
Barclays Bank PLC	USD	369	CLP	340,185	03/15/2024	(16,911)
Barclays Bank PLC	USD	564	COP	2,223,893	03/15/2024	1,812
Barclays Bank PLC	USD	4,470	MXN	77,330	03/15/2024	59,398
Barclays Bank PLC	USD	149	PEN	565	03/15/2024	548
Barclays Bank PLC	KRW	562,147	USD	425	04/18/2024	2,498
Barclays Bank PLC	KRW	123,746	USD	93	04/18/2024	(81)
Barclays Bank PLC	USD	524	KRW	695,052	04/18/2024	(2,269)
Barclays Bank PLC	CZK	50,747	USD	2,160	04/19/2024	(3,121)
Barclays Bank PLC	GBP	1,062	USD	1,351	04/19/2024	10,160
Barclays Bank PLC	GBP	880	USD	1,109	04/19/2024	(2,458)
Barclays Bank PLC	PHP	72,707	USD	1,288	04/25/2024	(6,059)
Barclays Bank PLC	USD	713	IDR	11,247,530	04/25/2024	1,797
Barclays Bank PLC	USD	5,660	IDR	88,525,954	04/25/2024	(32,943)
Barclays Bank PLC	USD	1,768	PHP	98,918	04/25/2024	(7,447)
Barclays Bank PLC	USD	1,765	TWD	54,775	05/24/2024	(24,762)
Barclays Bank PLC	MYR	5,056	USD	1,066	08/21/2024	(7,559)
Barclays Bank PLC	USD	2,471	MYR	11,721	08/21/2024	17,522
BNP Paribas SA	EUR	506	USD	548	03/14/2024	1,089
BNP Paribas SA	USD	1,329	INR	110,595	03/14/2024	4,578
BNP Paribas SA	GBP	1,542	USD	1,953	04/19/2024	6,107
Brown Brothers Harriman & Co.	THB	4,930	USD	139	03/07/2024	1,337
Citibank, NA	USD	2,155	NZD	3,444	03/07/2024	(57,958)
Citibank, NA	USD	4,336	EUR	4,045	03/14/2024	37,722
Citibank, NA	USD	1,092	AUD	1,671	04/18/2024	(4,285)
Citibank, NA	CHF	602	EUR	634	05/08/2024	1,519
Deutsche Bank AG	USD	1,423	CNH	10,188	03/07/2024	(9,206)
Deutsche Bank AG	USD	7,107	NZD	11,629	03/07/2024	(26,779)
Deutsche Bank AG	JPY	197,009	USD	1,351	03/08/2024	35,985
Deutsche Bank AG	EUR	4,393	USD	4,711	03/14/2024	(37,678)
Deutsche Bank AG	INR	247,343	USD	2,971	03/14/2024	(11,239)
Deutsche Bank AG	USD	2,274	INR	188,973	03/14/2024	4,544
Deutsche Bank AG	CAD	1,995	USD	1,475	03/15/2024	4,848
Deutsche Bank AG	CLP	619,700	USD	647	03/15/2024	5,422
Deutsche Bank AG	CLP	153,442	USD	159	03/15/2024	(176)
Deutsche Bank AG	COP	2,870,834	USD	733	03/15/2024	2,452
Deutsche Bank AG	MXN	10,856	USD	630	03/15/2024	(5,631)
Deutsche Bank AG	USD	972	COP	3,890,073	03/15/2024	17,094
Deutsche Bank AG	AUD	4,910	USD	3,206	04/18/2024	10,035
Deutsche Bank AG	IDR	45,038,166	USD	2,890	04/25/2024	26,814
Deutsche Bank AG	IDR	23,232,456	USD	1,474	04/25/2024	(3,189)
Deutsche Bank AG	USD	2,018	PHP	113,730	04/25/2024	5,903
Deutsche Bank AG	NOK	7,791	SEK	7,593	04/30/2024	(348)
Deutsche Bank AG	SEK	43,366	USD	4,121	04/30/2024	(71,622)
Deutsche Bank AG	USD	1,043	SEK	10,978	04/30/2024	18,131
Goldman Sachs Bank USA	BRL	3,100	USD	628	03/04/2024	3,916
Goldman Sachs Bank USA	BRL	10,189	USD	2,045	03/04/2024	(5,018)
Goldman Sachs Bank USA	USD	622	BRL	3,100	03/04/2024	1,527
Goldman Sachs Bank USA	USD	2,068	BRL	10,189	03/04/2024	(18,094)
Goldman Sachs Bank USA	CNH	6,832	USD	957	03/07/2024	8,865
Goldman Sachs Bank USA	USD	2,160	NZD	3,463	03/07/2024	(51,490)
Goldman Sachs Bank USA	JPY	352,986	USD	2,446	03/08/2024	90,470
Goldman Sachs Bank USA	USD	4,726	JPY	685,003	03/08/2024	(153,980)
Goldman Sachs Bank USA	EUR	2,508	USD	2,757	03/14/2024	45,645
Goldman Sachs Bank USA	USD	5,151	EUR	4,687	03/14/2024	(83,129)
Goldman Sachs Bank USA	USD	316	INR	26,264	03/14/2024	586
Goldman Sachs Bank USA	CLP	135,860	USD	143	03/15/2024	2,323

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	MXN	11,081	USD	638	03/15/2024	$(11,082)
Goldman Sachs Bank USA	USD	377	COP	1,503,797	03/15/2024	5,361
Goldman Sachs Bank USA	USD	246	PEN	919	03/15/2024	(2,673)
Goldman Sachs Bank USA	KRW	155,219	USD	117	04/18/2024	419
Goldman Sachs Bank USA	EUR	475	PLN	2,057	04/19/2024	326
Goldman Sachs Bank USA	USD	1,083	GBP	861	04/19/2024	4,552
Goldman Sachs Bank USA	IDR	5,776,321	USD	369	04/25/2024	2,041
Goldman Sachs Bank USA	PHP	25,866	USD	462	04/25/2024	1,444
Goldman Sachs Bank USA	USD	1,091	IDR	17,076,328	04/25/2024	(5,267)
Goldman Sachs Bank USA	USD	3,171	SEK	33,020	04/30/2024	21,417
HSBC Bank USA	AUD	1,679	USD	1,106	04/18/2024	12,963
HSBC Bank USA	USD	1,616	AUD	2,456	04/18/2024	(17,463)
HSBC Bank USA	USD	861	KRW	1,139,120	04/18/2024	(5,815)
HSBC Bank USA	JPY	340,500	USD	2,295	05/22/2024	(3,791)
JPMorgan Chase Bank, NA	NZD	2,496	USD	1,514	03/07/2024	(5,448)
JPMorgan Chase Bank, NA	USD	1,429	JPY	211,464	03/08/2024	(18,075)
JPMorgan Chase Bank, NA	EUR	992	USD	1,076	03/14/2024	3,430
JPMorgan Chase Bank, NA	EUR	1,766	USD	1,898	03/14/2024	(11,179)
JPMorgan Chase Bank, NA	INR	48,011	USD	577	03/14/2024	(1,474)
JPMorgan Chase Bank, NA	USD	999	EUR	923	03/14/2024	(1,512)
JPMorgan Chase Bank, NA	USD	2,536	INR	211,558	03/14/2024	14,378
JPMorgan Chase Bank, NA	CAD	4,186	USD	3,103	03/15/2024	17,764
JPMorgan Chase Bank, NA	USD	372	COP	1,476,799	03/15/2024	3,520
JPMorgan Chase Bank, NA	USD	2,546	AUD	3,868	04/18/2024	(28,285)
JPMorgan Chase Bank, NA	USD	230	KRW	302,381	04/18/2024	(3,453)
JPMorgan Chase Bank, NA	USD	4,695	GBP	3,736	04/19/2024	21,807
JPMorgan Chase Bank, NA	USD	542	GBP	427	04/19/2024	(2,413)
JPMorgan Chase Bank, NA	USD	731	PLN	2,913	04/19/2024	(1,546)
JPMorgan Chase Bank, NA	ZAR	19,664	USD	1,025	04/19/2024	3,737
JPMorgan Chase Bank, NA	USD	320	PHP	17,922	04/25/2024	(920)
JPMorgan Chase Bank, NA	SEK	39,697	USD	3,801	04/30/2024	(37,407)
JPMorgan Chase Bank, NA	USD	806	SEK	8,328	04/30/2024	(661)
Morgan Stanley Capital Services, Inc.	CNH	17,275	USD	2,403	03/07/2024	5,345
Morgan Stanley Capital Services, Inc.	NZD	14,430	USD	8,912	03/07/2024	126,344
Morgan Stanley Capital Services, Inc.	USD	1,283	NZD	2,076	03/07/2024	(19,373)
Morgan Stanley Capital Services, Inc.	USD	1,471	JPY	214,090	03/08/2024	(41,934)
Morgan Stanley Capital Services, Inc.	USD	476	MYR	2,273	03/11/2024	3,104
Morgan Stanley Capital Services, Inc.	USD	197	MYR	926	03/11/2024	(1,698)
Morgan Stanley Capital Services, Inc.	EUR	1,323	USD	1,441	03/14/2024	11,294
Morgan Stanley Capital Services, Inc.	INR	262,139	USD	3,148	03/14/2024	(12,129)
Morgan Stanley Capital Services, Inc.	USD	519	EUR	484	03/14/2024	4,043
Morgan Stanley Capital Services, Inc.	USD	1,326	INR	110,464	03/14/2024	5,783
Morgan Stanley Capital Services, Inc.	CLP	3,972,764	USD	4,314	03/15/2024	204,032
Morgan Stanley Capital Services, Inc.	PEN	5,581	USD	1,502	03/15/2024	26,791
Morgan Stanley Capital Services, Inc.	USD	2,248	CAD	3,027	03/15/2024	(17,359)
Morgan Stanley Capital Services, Inc.	USD	2,772	CLP	2,545,335	03/15/2024	(139,179)
Morgan Stanley Capital Services, Inc.	USD	131	PEN	505	03/15/2024	2,508
Morgan Stanley Capital Services, Inc.	USD	640	PEN	2,378	03/15/2024	(11,417)
Morgan Stanley Capital Services, Inc.	KRW	945,327	USD	709	04/18/2024	(880)
Morgan Stanley Capital Services, Inc.	GBP	1,679	USD	2,128	04/19/2024	7,826

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,888	GBP	1,490	04/19/2024	$(6,943)
Morgan Stanley Capital Services, Inc.	IDR	2,301,406	USD	146	04/25/2024	147
Morgan Stanley Capital Services, Inc.	IDR	14,480,795	USD	918	04/25/2024	(2,890)
Morgan Stanley Capital Services, Inc.	PHP	105,480	USD	1,878	04/25/2024	190
Morgan Stanley Capital Services, Inc.	USD	239	IDR	3,746,726	04/25/2024	(1,001)
Morgan Stanley Capital Services, Inc.	USD	735	CHF	642	05/08/2024	(4,425)
Morgan Stanley Capital Services, Inc.	JPY	4,466,476	USD	30,108	05/22/2024	(51,182)
NatWest Markets PLC	USD	1,790	JPY	267,294	03/08/2024	(6,319)
NatWest Markets PLC	EUR	5,258	USD	5,784	03/14/2024	99,307
NatWest Markets PLC	CAD	1,037	USD	766	03/15/2024	1,405
NatWest Markets PLC	CHF	3,857	USD	4,392	05/08/2024	503
NatWest Markets PLC	USD	5,475	CHF	4,807	05/08/2024	(627)
State Street Bank & Trust Co.	CNH	9,311	USD	1,297	03/07/2024	5,069
State Street Bank & Trust Co.	CNH	747	USD	104	03/07/2024	(104)
State Street Bank & Trust Co.	NZD	1,090	USD	679	03/07/2024	15,304
State Street Bank & Trust Co.	THB	61,743	USD	1,755	03/07/2024	33,165
State Street Bank & Trust Co.	THB	45,693	USD	1,267	03/07/2024	(7,102)
State Street Bank & Trust Co.	USD	119	CNH	858	03/07/2024	243
State Street Bank & Trust Co.	USD	3,169	CNH	22,689	03/07/2024	(20,121)
State Street Bank & Trust Co.	USD	155	NZD	256	03/07/2024	840
State Street Bank & Trust Co.	USD	231	NZD	376	03/07/2024	(2,154)
State Street Bank & Trust Co.	USD	2,645	THB	92,013	03/07/2024	(79,202)
State Street Bank & Trust Co.	JPY	43,224	USD	293	03/08/2024	4,639
State Street Bank & Trust Co.	JPY	165,534	USD	1,102	03/08/2024	(3,255)
State Street Bank & Trust Co.	USD	732	JPY	109,929	03/08/2024	2,010
State Street Bank & Trust Co.	USD	1,328	JPY	195,367	03/08/2024	(24,509)
State Street Bank & Trust Co.	EUR	945	USD	1,027	03/14/2024	5,213
State Street Bank & Trust Co.	USD	376	EUR	347	03/14/2024	(1,548)
State Street Bank & Trust Co.	CAD	819	USD	610	03/15/2024	6,192
State Street Bank & Trust Co.	MXN	4,462	USD	257	03/15/2024	(4,090)
State Street Bank & Trust Co.	SGD	982	USD	732	03/15/2024	1,737
State Street Bank & Trust Co.	USD	1,019	CAD	1,373	03/15/2024	(7,082)
State Street Bank & Trust Co.	USD	903	MXN	15,513	03/15/2024	5,853
State Street Bank & Trust Co.	AUD	862	USD	566	04/18/2024	5,282
State Street Bank & Trust Co.	USD	759	AUD	1,157	04/18/2024	(6,449)
State Street Bank & Trust Co.	CZK	7,693	USD	328	04/19/2024	330
State Street Bank & Trust Co.	GBP	219	USD	277	04/19/2024	326

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	HUF	353,393	USD	980	04/19/2024	$10,528
State Street Bank & Trust Co.	PLN	2,913	USD	729	04/19/2024	11
State Street Bank & Trust Co.	USD	1,284	GBP	1,010	04/19/2024	(8,921)
State Street Bank & Trust Co.	USD	175	PLN	697	04/19/2024	(217)
State Street Bank & Trust Co.	USD	768	ZAR	14,738	04/19/2024	(2,472)
State Street Bank & Trust Co.	ZAR	3,036	USD	159	04/19/2024	1,041
State Street Bank & Trust Co.	NOK	7,881	USD	750	04/30/2024	7,446
State Street Bank & Trust Co.	SEK	6,904	USD	655	04/30/2024	(12,269)
State Street Bank & Trust Co.	USD	341	NOK	3,563	04/30/2024	(5,434)
State Street Bank & Trust Co.	USD	116	SEK	1,224	04/30/2024	2,033
State Street Bank & Trust Co.	CHF	777	USD	884	05/08/2024	(454)
State Street Bank & Trust Co.	USD	1,022	CHF	894	05/08/2024	(4,162)
UBS AG	CHF	1,663	USD	1,892	05/08/2024	(2,050)
UBS AG	TWD	34,980	USD	1,112	05/24/2024	1,029

						$23,238

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index(j)	Morgan Stanley & Co., Inc.	31	USD	4,450.00	March 2024	USD	13,795	$77,437	$ (4,030)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(158,053)	$249,107	$(407,160)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(91,216)	127,421	(218,637)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	(416,127)	359,802	(775,929)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(192,811)	242,382	(435,193)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	(165,924)	128,155	(294,079)
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(2,002,575)	—	(2,002,575)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	83,497	—	83,497
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(424,155)	(168,195)	(255,960)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	906,190	385,341	520,849
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi-Annual	188,820	—	188,820

						$(2,272,354)	$1,324,013	$(3,596,367)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	2.15%	USD	10,583	$872,042	$357,071	$514,971
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.38	USD	8,593	631,525	68,052	563,473

						$1,503,567	$425,123	$1,078,444

*	Termination date
(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the market value of this security amounted to $3,412 or 0.0% of net assets.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,539,711 and gross unrealized depreciation of investments was $(12,078,328), resulting in net unrealized appreciation of $2,461,383.

(j)	One contract relates to 100 shares.

Currency Abbreviation:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi (Offshore)
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty

SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ADR – American Depositary Receipt
BBSW – Bank Bill Swap Reference Rate (Australia)
BKBM – Bank Bill Benchmark (New Zealand)
CBT – Chicago Board of Trade
CDX-NAHY – North American High Yield Credit Default Swap Index
ETF – Exchange Traded Fund
ETS – Emission Trading Scheme
FTSE – Financial Times Stock Exchange
KC HRW – Kansas City Hard Red Winter
LME – London Metal Exchange
MSCI – Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers Automated Quotations
OAT – Obligations Assimilables du Trésor
OMXS – Stockholm Stock Exchange
OSE – Osaka Securities Exchange
RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG – Registered Shares
REIT – Real Estate Investment Trust
SDR – Swedish Depositary Receipt
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
SPI – Share Price Index
TIPS – Treasury Inflation Protected Security
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
ULSD – Ultra-Low Sulfur Diesel
WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 29, 2024 (unaudited)

66.3%	United States
19.3%	Japan
1.8%	United Kingdom
1.4%	France
1.1%	Switzerland
1.1%	Germany
0.7%	Mexico
0.6%	Denmark
0.6%	Netherlands
0.6%	Sweden
0.5%	Italy
0.4%	Spain
0.3%	Finland
1.0%	Other
4.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Hong Kong, Ireland, Jordan, Luxembourg, Norway, Portugal, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$85,212,409	$—		$85,212,409
Governments - Treasuries	—	32,072,425	—		32,072,425
Investment Companies	24,558,678	—	0	(a)	24,558,678
Common Stocks:
Financials	12,692	2,994,160	51,775		3,058,627
Health Care	17,275	1,991,060	—		2,008,335
Industrials	42,982	1,873,318	12,275		1,928,575
Consumer Staples	31,411	1,636,222	0	(a)	1,667,633
Consumer Discretionary	—	1,519,070	—		1,519,070
Materials	59,991	1,378,132	63,469		1,501,592
Utilities	—	1,488,458	—		1,488,458
Energy	761	1,041,313	—		1,042,074
Information Technology	128,861	898,294	—		1,027,155
Communication Services	113,882	680,559	11,848		806,289
Real Estate	—	351,893	—		351,893
Governments - Sovereign Bonds	—	1,148,465	—		1,148,465
Purchased Options - Puts	—	5,658	—		5,658
Warrants	—	—	0	(a)	—
Short-Term Investments	7,211,910	—	—		7,211,910
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	91,398	—	—		91,398

Total Investments in Securities	32,269,841	134,291,436	139,367	(a)	166,700,644
Other Financial Instruments(b):
Assets:
Futures	4,031,433	—	—		4,031,433
Forward Currency Exchange Contracts	—	1,789,386	—		1,789,386
Centrally Cleared Interest Rate Swaps	—	1,178,507	—		1,178,507

Investments in Securities:	Level 1	Level 2	Level 3		Total
Centrally Cleared Credit Default Swaps	$—	$1,503,567	$—		$1,503,567
Liabilities:
Futures	(1,087,393)	—	—		(1,087,393)
Forward Currency Exchange Contracts	—	(1,766,148)	—		(1,766,148)
Put Written Options	—	(4,030)	—		(4,030)
Centrally Cleared Interest Rate Swaps	—	(3,450,861)	—		(3,450,861)

Total	$35,213,881	$133,541,857	$139,367	(a)	$168,895,105

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,016	$14,536	$22,340	$7,212	$161
Government Money Market Portfolio*	72	3,390	3,371	91	2
Total	$15,088	$17,926	$25,711	$7,303	$163

*	Investments of cash collateral for securities lending transactions.